Lease Commitments (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Lease Commitments [Line Items]
2014 (payment in arrears)	$ 198,764
2014 (October - December)	41,908	281,159
2015	167,628	173,654
2016	167,628	167,628
2017	41,907	41,907
2018 & Thereafter		$ 0